Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Individually Evaluated for Impairment	$ 2,073,418	$ 1,051,114	$ 2,299,450
Ending Allowance Balance, Collectively Evaluated for Impairment	6,530,487	7,751,202	9,506,536
Ending Allowance Balance, Total	8,603,905	8,802,316	11,805,986	$ 12,736,921
Ending Loan Balance, Individually Evaluated for Impairment	30,382,471	34,434,776	42,443,140
Ending Loan Balance, Collectively Evaluated for Impairment	728,253,124	711,659,033	708,775,322
Ending Loan Balance, Total	758,635,595	746,093,809	751,218,462
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Individually Evaluated for Impairment	94,538	96,580	433,714
Ending Allowance Balance, Collectively Evaluated for Impairment	760,826	400,981	583,359
Ending Allowance Balance, Total	855,364	497,561	1,017,073	981,021
Ending Loan Balance, Individually Evaluated for Impairment	122,928	96,580	1,542,058
Ending Loan Balance, Collectively Evaluated for Impairment	47,658,761	50,863,685	46,565,390
Ending Loan Balance, Total	47,781,689	50,960,265	48,107,448
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Individually Evaluated for Impairment	0	0	0
Ending Allowance Balance, Collectively Evaluated for Impairment	203,091	304,172	293,886
Ending Allowance Balance, Total	203,091	304,172	293,886	296,175
Ending Loan Balance, Individually Evaluated for Impairment	8,445	0	0
Ending Loan Balance, Collectively Evaluated for Impairment	19,185,052	16,689,444	10,665,938
Ending Loan Balance, Total	19,193,497	16,689,444	10,665,938
Real Estate Portfolio Segment [Member] | Commercial [Member]
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Individually Evaluated for Impairment	1,607,962	456,941	423,685
Ending Allowance Balance, Collectively Evaluated for Impairment	2,242,565	3,207,836	3,955,591
Ending Allowance Balance, Total	3,850,527	3,664,777	4,379,276	5,162,839
Ending Loan Balance, Individually Evaluated for Impairment	23,628,213	21,693,061	24,757,942
Ending Loan Balance, Collectively Evaluated for Impairment	322,633,820	310,537,786	317,025,596
Ending Loan Balance, Total	346,262,033	332,230,847	341,783,538
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Individually Evaluated for Impairment	25,344	53,947	830,546
Ending Allowance Balance, Collectively Evaluated for Impairment	665,422	1,168,748	951,633
Ending Allowance Balance, Total	690,766	1,222,695	1,782,179	1,890,200
Ending Loan Balance, Individually Evaluated for Impairment	1,622,560	3,384,377	7,971,298
Ending Loan Balance, Collectively Evaluated for Impairment	38,484,073	47,874,593	44,767,485
Ending Loan Balance, Total	40,106,633	51,258,970	52,738,783
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Individually Evaluated for Impairment	0	0	0
Ending Allowance Balance, Collectively Evaluated for Impairment	19,890	138,092	138,092
Ending Allowance Balance, Total	19,890	138,092	138,092	138,092
Ending Loan Balance, Individually Evaluated for Impairment	0	0	0
Ending Loan Balance, Collectively Evaluated for Impairment	9,413,263	11,220,683	6,549,260
Ending Loan Balance, Total	9,413,263	11,220,683	6,549,260
Real Estate Portfolio Segment [Member] | Residential [Member]
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Individually Evaluated for Impairment	308,188	414,684	526,005
Ending Allowance Balance, Collectively Evaluated for Impairment	1,682,167	2,010,643	2,752,264
Ending Allowance Balance, Total	1,990,355	2,425,327	3,278,269	3,405,947
Ending Loan Balance, Individually Evaluated for Impairment	3,597,386	7,559,965	6,545,490
Ending Loan Balance, Collectively Evaluated for Impairment	193,405,033	196,192,655	199,712,437
Ending Loan Balance, Total	197,002,419	203,752,620	206,257,927
Real Estate Portfolio Segment [Member] | Farmland [Member]
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Individually Evaluated for Impairment	37,386	28,962	85,500
Ending Allowance Balance, Collectively Evaluated for Impairment	874,306	74,838	225,994
Ending Allowance Balance, Total	911,692	103,800	311,494	290,526
Ending Loan Balance, Individually Evaluated for Impairment	1,402,939	1,700,793	1,617,206
Ending Loan Balance, Collectively Evaluated for Impairment	60,376,920	48,250,191	45,417,220
Ending Loan Balance, Total	61,779,859	49,950,984	47,034,426
Consumer and Other Portfolio Segment [Member]
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Total		378,978	362,464
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Individually Evaluated for Impairment	0	0	0
Ending Allowance Balance, Collectively Evaluated for Impairment	63,377	66,914	243,253
Ending Allowance Balance, Total	63,377	66,914	243,253	227,774
Ending Loan Balance, Individually Evaluated for Impairment	0	0	0
Ending Loan Balance, Collectively Evaluated for Impairment	20,605,465	22,820,314	25,675,560
Ending Loan Balance, Total	20,605,465	22,820,314	25,675,560
Consumer and Other Portfolio Segment [Member] | Other [Member]
Note 5 - Allowance for Loan Losses (Details) - Allowance for Loan Losses, Segregated by Impairment Methodology [Line Items]
Ending Allowance Balance, Individually Evaluated for Impairment	0	0	0
Ending Allowance Balance, Collectively Evaluated for Impairment	18,843	378,978	362,464
Ending Allowance Balance, Total	18,843	378,978	362,464	$ 344,347
Ending Loan Balance, Individually Evaluated for Impairment	0	0	9,146
Ending Loan Balance, Collectively Evaluated for Impairment	16,490,737	7,209,682	12,396,436
Ending Loan Balance, Total	$ 16,490,737	$ 7,209,682	$ 12,405,582